Form N-CSR Cover	12 Months Ended
May 31, 2025
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BNY Mellon Sustainable U.S. Equity Fund, Inc.
Entity Central Index Key	0000030167
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025